SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Accounting Policies [Abstract]
Net Income (Loss) Attributable to Parent	$ 5,035,000	$ 3,529,000	$ (1,086,000)
Uninsured cash balance	1,296,142			$ 999,974	$ 576,798
Impairment of long-lived assets	0	0
Rental income	$ 29,295	$ 27,086	$ 26,637